Cost of sales	3 Months Ended
Mar. 31, 2023
Cost of sales [abstract]
Cost of sales

6.Cost of sales

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Tower repairs and maintenance	27,864	21,797
Power generation	115,290	87,556
Short term site rental	3,203	3,009
Short term other rent	542	839
Vehicle maintenance and repairs	563	457
Site regulatory permits	10,960	11,032
Security services	12,798	9,392
Insurance	1,307	1,168
Staff costs	9,790	7,283
Travel costs	3,480	408
Professional fees	541	1,283
Depreciation (note 14)*	103,693	95,259
Amortization (note 15)	11,254	7,635
Net impairment of property, plant and equipment and prepaid land rent	4,146	2,183
Other	1,458	1,288
	306,889	250,589

Foreign exchange gains and losses on cost of sales are included in Other.

*      Presented net of related indirect tax receivable in Brazil of $0.1 million in 2023. Refer to note 14.